Consolidated statement of changes in equity - GBP (£) £ in Millions		Total owners' equity	Share capital and share premium	Paid-in equity	Other statutory reserves [1]	Retained earnings	Fair value	Cash flow hedging	[2],[3]	Foreign exchange	Merger	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2021		£ 41,796	£ 12,629	£ 3,890	£ 351	£ 12,966	£ 269	£ (395)		£ 1,205	£ 10,881	£ 7	£ 41,803
Profit/(loss) attributable to ordinary shareholders and other equity owners
Profit from continuing operations		3,851				3,851						6	3,857
Profit (loss) from discontinued operations		(262)				(262)							(262)
Other comprehensive income
Realised gains in period on FVOCI equity shares						113	(113)
Remeasurement of retirement benefit schemes		(840)				(840)							(840)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		50				50							50
Unrealised gains (losses)		(570)					(570)						(570)
Amounts recognised in equity		(2,973)						(2,973)					(2,973)
Retranslation of net assets		512								512			512
Gains/(losses) on hedges of net assets		(266)								(266)			(266)
Amount transferred from equity to earnings		(137)					172	(304)		(5)			(137)
Tax		1,254				181	140	901		32			1,254
Total comprehensive income for the year		619				3,093	(371)	(2,376)		273		6	625
Transactions with owners
Ordinary share dividends paid		(1,205)				(1,205)						(5)	(1,210)
Special dividends paid		(1,746)				(1,746)							(1,746)
Paid-in equity dividends paid		(249)				(249)							(249)
Shares repurchased during the period	[4],[5],[6]	(2,054)	(929)		929	(2,054)							(2,054)
Redemption of preference shares	[7]	(750)				(750)							(750)
Employee share schemes		6				6							6
Shares vested under employee share schemes		113			113								113
Share-based payments		(6)				(6)							(6)
Tax on redemption of paid-in equity		(36)				(36)							(36)
Equity at end of period at Dec. 31, 2022		36,488	11,700	3,890	1,393	10,019	(102)	(2,771)		1,478	10,881	8	36,496
Profit/(loss) attributable to ordinary shareholders and other equity owners
Profit from continuing operations		4,748				4,748						(4)	4,744
Profit (loss) from discontinued operations		(112)				(112)							(112)
Other comprehensive income
Realised gains in period on FVOCI equity shares						1	(1)
Remeasurement of retirement benefit schemes		(280)				(280)							(280)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(39)				(39)							(39)
Unrealised gains (losses)		22					22						22
Amounts recognised in equity		187						187					187
Retranslation of net assets		(239)								(239)			(239)
Gains/(losses) on hedges of net assets		107								107			107
Amount transferred from equity to earnings	[8]	578					44	1,021		(487)			578
Tax		(282)				84	(12)	(336)		(18)			(282)
Total comprehensive income for the year		4,690				4,402	53	872		(637)		(4)	4,686
Transactions with owners
Ordinary share dividends paid		(1,456)				(1,456)						(5)	(1,461)
Paid-in equity dividends paid		(242)				(242)							(242)
Shares repurchased during the period	[4],[5],[6]	(2,057)	(856)		856	(2,057)							(2,057)
Employee share schemes		14				14							14
Shares vested under employee share schemes		114			114								114
Share-based payments		(35)				(35)							(35)
Own shares acquired	[4]	(359)			(359)								(359)
Acquisition of subsidiary												32	32
Equity at end of period at Dec. 31, 2023		37,157	10,844	3,890	2,004	10,645	(49)	(1,899)		841	10,881	31	37,188
Profit/(loss) attributable to ordinary shareholders and other equity owners
Profit from continuing operations		4,721				4,721						9	4,730
Profit (loss) from discontinued operations		81				81							81
Other comprehensive income
Realised gains in period on FVOCI equity shares						54	(54)
Remeasurement of retirement benefit schemes		(166)				(166)							(166)
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(33)				(33)							(33)
Unrealised gains (losses)		(40)					(40)						(40)
Amounts recognised in equity		(872)						(872)					(872)
Retranslation of net assets		(194)								(194)			(194)
Gains/(losses) on hedges of net assets		122								122			122
Amount transferred from equity to earnings		1,592					21	1,494		77			1,592
Tax		(119)				48	19	(166)		(20)			(119)
Total comprehensive income for the year		5,092				4,705	(54)	456		(15)		9	5,101
Transactions with owners
Ordinary share dividends paid		(1,505)				(1,505)						(12)	(1,517)
Paid-in equity dividends paid		(283)				(283)							(283)
Shares repurchased during the period	[4],[5],[6]	(2,176)	(711)		711	(2,176)							(2,176)
Securities issued in the year		1,390		1,390									1,390
Employee share schemes		17				17							17
Shares vested under employee share schemes		175			175								175
Share-based payments		23				23							23
Own shares acquired	[4]	(540)			(540)								(540)
Equity at end of period at Dec. 31, 2024		£ 39,350	£ 10,133	£ 5,280	£ 2,350	£ 11,426	£ (103)	£ (1,443)		£ 826	£ 10,881	£ 28	£ 39,378

[1]	Other statutory reserves consist of Capital redemption reserves of £3,218 million (2023 - £2,507 million, 2022 - £1,651 million) and Own shares held reserves of £868 million (2023 - £503 million, 2022 - £258 million)
[2]	As referred in Note 13, the amount transferred from equity to the income statement is mostly recorded within net interest income mainly within loans to banks and customers – amortised cost, balances at central banks and customer deposits.
[3]	The change in the cash flow hedging reserve is driven by realised accrued interest transferred into the income statement and an increase in swap rates in the year. The portfolio of hedging instruments are predominantly receive fixed swaps.
[4]	In June 2024, there was an agreement to buy 392.4 million (May 2023 – 469.2 million, March 2022 – 549.9 million) ordinary shares of the Company from UK Government Investments Ltd (UKGI) at 316.2 pence per share (May 2023 – 268.4 pence per share, March 2022 – 220.05 pence per share) for the total consideration of £1.2 billion (2023 - £1.3 billion, 2022 - £1.2 billion). NatWest Group cancelled 222.4 million of the purchased ordinary shares, amounting to £706.9 million excluding fees and held the remaining 170.0 million shares as Own Shares Held, amounting to £540.2 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[5]	In November 2024, there was an agreement to buy 262.6 million ordinary shares of the Company from UK Government Investments Ltd (UKGI) at 380.8p per share for the total consideration of £1,005.0 million. NatWest Group cancelled all the shares. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[6]	NatWest Group plc repurchased and cancelled 173.3 million (2023 – 460.3 million, of which 2.3 million were settled in January 2024, 2022 - 379.3 million) shares. The total consideration of these shares excluding fees was £450.9 million (2023 - £1,151.7 million of which 4.9 million were settled in January 2024, 2022 - £829.3 million), as part of the On Market Share Buyback Programmes. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[7]	Following an announcement of a Regulatory Call in February 2022, the Series U preference shares were reclassified to liabilities. A £254 million loss was recognised in retained earnings as a result of foreign exchange unlocking.
[8]	Includes £460 million foreign exchange recycled to profit or loss upon completion of a capital repayment by UBIDAC.